Schedule of Investments
March 31, 2021 (unaudited)

Dynamic Allocation Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 66.2%

Communication Services - 7.1%
Activision Blizzard Inc	13,318	1,238,574
Alphabet Inc - Class A (2)	651	1,342,701
Alphabet Inc - Class C (2)	1,451	3,001,582
AMC Entertainment Holdings Inc - Class A	1,290	13,171
AMC Networks Inc - Class A (2)	133	7,070
Boston Omaha Corp (2)	627	18,534
Cinemark Holdings Inc	122	2,490
Comcast Corp - Class A	28,511	1,542,730
Cumulus Media Inc (2)	274	2,496
DHI Group Inc (2)	1,118	3,745
Discovery Inc (2)	1,293	56,194
Electronic Arts Inc	3,781	511,834
EW Scripps Co/The	216	4,162
Facebook Inc (2)	7,209	2,123,267
Fluent Inc (2)	1,014	4,157
Fox Corp - Class A	89	3,214
Frontier Communications Corp (2)	3,108	870
Gray Television Inc	1,629	29,974
Interpublic Group of Cos Inc/The	15,977	466,528
Lions Gate Entertainment Corp - Class A (2)	877	13,111
MediaAlpha Inc (2)	74	2,622
Meredith Corp	303	9,023
MSG Networks Inc (2)	718	10,799
Netflix Inc (2)	1,507	786,142
News Corp - Class A	3,084	78,426
Pinterest Inc - Class A (2)	1,740	128,812
Roku Inc - Class A (2)	596	194,159
Sinclair Broadcast Group Inc	135	3,950
Spotify Technology SA (2)	866	232,045
TechTarget Inc (2)	728	50,560
TEGNA Inc	2,573	48,450
Telephone and Data Systems Inc	1,163	26,702
Twitter Inc (2)	3,639	231,550
Verizon Communications Inc	28,619	1,664,195
ViacomCBS Inc	522	23,542
ViacomCBS Inc	1,551	73,161
Walt Disney Co/The	2,081	383,986
Yelp Inc (2)	162	6,318
Zillow Group Inc (2)	600	77,784

		14,418,630

Consumer Discretionary - 8.8%
Abercrombie & Fitch Co	47	1,613
Adient PLC (2)	211	9,326
Amazon.com Inc (2)	1,310	4,053,245
American Axle & Manufacturing Holdings Inc (2)	40	386
Aptiv PLC (2)	486	67,019
Aramark	1,087	41,067
Aspen Group Inc/CO (2)	676	4,056
Best Buy Co Inc	5,333	612,282
Big Lots Inc	268	18,304
BorgWarner Inc	310	14,372
Boyd Gaming Corp (2)	714	42,097
Brinker International Inc	242	17,197
Caleres Inc	137	2,987
Capri Holdings Ltd (2)	642	32,742
Chipotle Mexican Grill Inc (2)	500	710,410
Cooper Tire & Rubber Co	268	15,003
Cooper-Standard Holdings Inc (2)	65	2,361
Crocs Inc (2)	3,358	270,151
Dana Inc	1,409	34,281
Darden Restaurants Inc	904	128,368
Deckers Outdoor Corp (2)	573	189,331
Del Taco Restaurants Inc	208	1,993
Dillard's Inc - Class A	25	2,414
Dollar Tree Inc (2)	486	55,628
DR Horton Inc	3,930	350,242
eBay Inc	2,488	152,365
Etsy Inc (2)	333	67,156
Everi Holdings Inc (2)	326	4,600

Express Inc (2)	79	318
Fiesta Restaurant Group Inc (2)	171	2,153
Foot Locker Inc	385	21,656
Ford Motor Co (2)	4,480	54,880
Fossil Group Inc (2)	264	3,274
GameStop Corp (2)	198	37,584
General Motors Co	6,928	398,083
Genesco Inc (2)	155	7,363
Gentex Corp	706	25,183
Goodyear Tire & Rubber Co/The	856	15,040
Greenlane Holdings Inc (2)	654	3,469
Group 1 Automotive Inc	108	17,041
GrowGeneration Corp (2)	418	20,770
Guess? Inc	285	6,698
Hanesbrands Inc	390	7,671
Hilton Grand Vacations Inc (2)	1,962	73,555
Home Depot Inc/The	6,844	2,089,131
Houghton Mifflin Harcourt Co (2)	474	3,612
Installed Building Products Inc	20	2,218
International Game Technology PLC	2,402	38,552
Kohl's Corp	613	36,541
L Brands Inc (2)	629	38,910
Las Vegas Sands Corp	464	28,193
LCI Industries	331	43,785
Lear Corp	496	89,900
Lennar Corp	2,034	205,902
Lowe's Cos Inc	7,694	1,463,245
Lululemon Athletica Inc (2)	296	90,786
M/I Homes Inc (2)	769	45,425
Magnite Inc (2)	488	20,306
MarineMax Inc (2)	389	19,201
Marriott International Inc/MD (2)	611	90,495
McDonald's Corp	6,913	1,549,480
Meritage Homes Corp (2)	579	53,222
MGM Resorts International	1,582	60,100
Modine Manufacturing Co (2)	908	13,411
Nautilus Inc (2)	232	3,628
ODP Corp/The	480	20,779
OneWater Marine Inc (2)	709	28,332
Overstock.com Inc (2)	99	6,560
Papa John's International Inc	609	53,982
Party City Holdco Inc (2)	668	3,874
Penn National Gaming Inc (2)	796	83,453
PulteGroup Inc	9,151	479,878
Qurate Retail Inc - Class A	2,067	24,308
RCI Hospitality Holdings Inc	215	13,672
Red Rock Resorts Inc	371	12,091
Rent-A-Center Inc/TX	5,600	322,896
Scientific Games Corp (2)	345	13,289
Shake Shack Inc (2)	363	40,936
Sonos Inc (2)	103	3,859
Starbucks Corp	4,951	540,996
Tapestry Inc (2)	1,518	62,557
Target Corp	2,888	572,026
Taylor Morrison Home Corp (2)	333	10,260
Tenneco Inc (2)	2,664	28,558
Tesla Inc (2)	2,534	1,692,535
Texas Roadhouse Inc (2)	223	21,395
Thor Industries Inc	1,413	190,388
Tilly's Inc - Class A (2)	166	1,879
TopBuild Corp (2)	105	21,990
Town Sports International Holdings Inc (2)	2,090	596
Tupperware Brands Corp (2)	187	4,939
Ulta Beauty Inc (2)	106	32,772
Vista Outdoor Inc (2)	91	2,918
VOXX International Corp (2)	374	7,128
Waitr Holdings Inc (2)	1,025	3,003
Williams-Sonoma Inc	83	14,874
Workhorse Group Inc (2)	570	7,849
Zumiez Inc (2)	149	6,392

		17,912,741
Consumer Staples - 1.6%
Andersons Inc/The	1	27
Bunge Ltd	11,496	911,288
Casey's General Stores Inc	672	145,280
Celsius Holdings Inc (2)	48	2,306
Conagra Brands Inc	2,979	112,010
Darling Ingredients Inc (2)	9,169	674,655
Freshpet Inc (2)	164	26,045

General Mills Inc	2,995	183,653
Hershey Co/The	1,098	173,660
J M Smucker Co/The	686	86,800
Kroger Co/The	4,117	148,171
Nu Skin Enterprises Inc	66	3,491
PepsiCo Inc	3,499	494,934
Performance Food Group Co (2)	738	42,516
PriceSmart Inc	149	14,416
Rite Aid Corp (2)	292	5,974
SpartanNash Co	295	5,791
Spectrum Brands Holdings Inc	578	49,130
United Natural Foods Inc (2)	196	6,456
Walgreens Boots Alliance Inc	1,622	89,048
Walmart Inc	1,127	153,080

		3,328,731
Energy - 1.2%
Amplify Energy Corp	1,616	4,492
Antero Resources Corp (2)	686	6,997
Apache Corp	1,882	33,688
Ardmore Shipping Corp	259	1,176
Aspen Aerogels Inc (2)	629	12,794
Baker Hughes Co	5,004	108,136
Berry Corp	370	2,039
Cactus Inc	429	13,136
Chaparral Energy, Inc. A Warrants (2)(8)	2	0
Chaparral Energy, Inc. B Warrants (2)(8)	2	0
Cimarex Energy Co	512	30,408
Clean Energy Fuels Corp (2)	658	9,041
CNX Resources Corp (2)	708	10,408
ConocoPhillips	5,643	298,910
CONSOL Energy Inc (2)	866	8,418
Contango Oil & Gas Co (2)	1,668	6,505
Continental Resources Inc/OK	135	3,492
Delek US Holdings Inc	394	8,581
Devon Energy Corp	4,482	97,932
DHT Holdings Inc	1,239	7,347
Diamondback Energy Inc	791	58,131
Dorian LPG Ltd (2)	1,199	15,743
Earthstone Energy Inc (2)	726	5,191
Energy Fuels Inc/Canada (2)	1,223	6,947
EOG Resources Inc	2,114	153,328
EQT Corp (2)	2,034	37,792
Exterran Corp (2)	249	837
Extraction Oil & Gas Inc (2)	2	72
Extraction Oil & Gas Inc A Warrants (2)(8)	13	0
Extraction Oil & Gas Inc B Warrants (2)(8)	7	0
Exxon Mobil Corp	14,477	808,251
Frank's International NV (2)	1,895	6,727
Golar LNG Ltd	215	2,199
Goodrich Petroleum Corp (2)	181	1,712
Gulfport Energy Corp (2)	750	37
Hallador Energy Co	131	245
Hess Corp	929	65,736
International Seaways Inc	247	4,787
Laredo Petroleum Inc (2)	375	11,273
Nabors Industries Ltd	17	1,589
NextDecade Corp (2)	924	2,467
NexTier Oilfield Solutions Inc (2)	1	4
Nine Energy Service Inc (2)	628	1,444
Oasis Petroleum Inc Warrants (2)(8)	7	0
Oceaneering International Inc (2)	626	7,149
Par Pacific Holdings Inc (2)	1,250	17,650
PDC Energy Inc (2)	472	16,237
Peabody Energy Corp (2)	418	1,279
Phillips 66	349	28,457
Pioneer Natural Resources Co	631	100,215
Profire Energy Inc (2)	11	12
Range Resources Corp (2)	479	4,948
Renewable Energy Group Inc (2)	505	33,350
Schlumberger NV	5,312	144,433
Scorpio Tankers Inc	70	1,292
SilverBow Resources Inc (2)(3)	506	3,937
SM Energy Co	488	7,989
Southwestern Energy Co (2)	3,984	18,526
Targa Resources Corp	3,011	95,599
Teekay Corp (2)	1,125	3,600
Transocean Ltd (2)	1,366	4,849
Uranium Energy Corp (2)	303	867
Valero Energy Corp	1,327	95,013
W&T Offshore Inc (2)	293	1,052
Whiting Petroleum Corp (2)	112	3,970

Whiting Petroleum Corp A Warrants (2)	45	145
Whiting Petroleum Corp B Warrants (2)	22	67
Williams Cos Inc/The	1	24
World Fuel Services Corp	746	26,259

		2,464,931
Financials - 7.4%
Affiliated Managers Group Inc	79	11,773
Aflac Inc	2,304	117,919
AGNC Investment Corp	8,727	146,265
Allstate Corp/The	736	84,566
Ally Financial Inc	4,105	185,587
American Express Co	1,466	207,351
American Financial Group Inc/OH	201	22,934
Ameriprise Financial Inc	65	15,109
Ameris Bancorp	1,391	73,041
Annaly Capital Management Inc	2,624	22,566
Arbor Realty Trust Inc	3,641	57,892
Artisan Partners Asset Management Inc	655	34,171
Associated Banc-Corp	5,874	125,351
Axos Financial Inc (2)	171	8,039
BancorpSouth Bank	44	1,429
Bank of America Corp	26,403	1,021,532
Bank of New York Mellon Corp/The	3,484	164,758
Bank of NT Butterfield & Son Ltd/The	987	37,723
Bank OZK	349	14,257
Berkshire Hathaway Inc - Class B (2)	10,801	2,759,331
BM Technologies Inc (2)	188	2,190
BOK Financial Corp	979	87,444
Brightsphere Investment Group Inc	515	10,496
Capital One Financial Corp	290	36,897
Charles Schwab Corp/The	5,539	361,032
Citigroup Inc	5,314	386,594
Citizens Financial Group Inc	2,808	123,973
Civista Bancshares Inc	487	11,172
CNO Financial Group Inc	2,914	70,781
Comerica Inc	584	41,896
Curo Group Holdings Corp	1,458	21,272
Customers Bancorp Inc (2)	588	18,710
East West Bancorp Inc	1,186	87,527
Elevate Credit Inc (2)	274	800
Ellington Residential Mortgage REIT	1,615	19,881
Erie Indemnity Co	341	75,330
Esquire Financial Holdings Inc (2)	113	2,578
Evercore Inc	1,035	136,351
Fifth Third Bancorp	3,409	127,667
First Choice Bancorp	46	1,118
First Citizens BancShares Inc/NC	47	39,281
First Foundation Inc	1,000	23,460
First Horizon Corp	4,157	70,295
FNB Corp/PA	319	4,051
Goldman Sachs Group Inc/The	26	8,502
Goosehead Insurance Inc	272	29,153
Hartford Financial Services Group Inc/The	571	38,137
Hilltop Holdings Inc	1,029	35,120
Independent Bank Corp/MI	1	24
JPMorgan Chase & Co	11,579	1,762,671
KeyCorp	3,646	72,847
LendingClub Corp (2)	178	2,941
M&T Bank Corp	610	92,482
Meta Financial Group Inc	234	10,603
MetLife Inc	4,256	258,722
Moelis & Co	676	37,099
Morgan Stanley	6,052	469,998
Mr Cooper Group Inc (2)	1,986	69,033
NewStar Financial Contingent Value Rights (2)(8)	179	0
Northrim BanCorp Inc	898	38,174
Oak Valley Bancorp	1	17
OneMain Holdings Inc	254	13,645
Oppenheimer Holdings Inc	552	22,108
PennyMac Financial Services Inc	2,071	138,488
PennyMac Mortgage Investment Trust	1,057	20,717
People's United Financial Inc	2,395	42,871
Pinnacle Financial Partners Inc	333	29,524
PNC Financial Services Group Inc/The	869	152,431
Popular Inc (2)	1,409	99,081
Progressive Corp/The	12,398	1,185,373
Pzena Investment Management Inc	2,462	25,925
QCR Holdings Inc	110	5,194
RBB Bancorp	779	15,790
Ready Capital Corp	1,527	20,492
Regions Financial Corp	9,709	200,588

Siebert Financial Corp (2)	279	1,130
Signature Bank/New York NY	193	43,637
Silvergate Capital Corp (2)	44	6,255
Simmons First National Corp	391	11,601
SLM Corp	3,531	63,452
South State Corp	249	19,549
Starwood Property Trust Inc	1,930	47,748
State Street Corp	2	168
Stewart Information Services Corp	4,581	238,349
StoneX Group Inc (2)	218	14,253
SVB Financial Group (2)	246	121,440
Synchrony Financial	26,271	1,068,179
Synovus Financial Corp	694	31,751
T Rowe Price Group Inc	488	83,741
TCF Financial Corp	521	24,206
Triumph Bancorp Inc (2)	257	19,889
Truist Financial Corp	6,232	363,450
Trupanion Inc (2)	23	1,753
United Community Banks Inc/GA	782	26,682
Unum Group	6,502	180,951
Valley National Bancorp	2,144	29,459
Virtus Investment Partners Inc	335	78,893
Walker & Dunlop Inc	818	84,041
Webster Financial Corp	1,038	57,204
Wells Fargo & Co	10,077	393,708
Western Alliance Bancorp	644	60,819
Wintrust Financial Corp	337	25,545
Zions Bancorp NA	599	32,921

		14,900,914

Healthcare - 12.3%
Abbott Laboratories	4,913	588,774
AbbVie Inc	15,205	1,645,485
Abeona Therapeutics Inc (2)	799	1,502
AcelRx Pharmaceuticals Inc (2)	87	148
ADMA Biologics Inc (2)	181	319
Adverum Biotechnologies Inc (2)	510	5,029
Agilent Technologies Inc	4,167	529,792
Akebia Therapeutics Inc (2)	208	704
Alexion Pharmaceuticals Inc (2)	434	66,363
Align Technology Inc (2)	360	194,951
Alkermes PLC (2)	1,630	30,448
Allscripts Healthcare Solutions Inc (2)	41	616
AmerisourceBergen Corp	28	3,306
Amgen Inc	4,970	1,236,586
Amicus Therapeutics Inc (2)	108	1,067
Amneal Pharmaceuticals Inc (2)	209	1,407
Apellis Pharmaceuticals Inc (2)	491	21,069
Arcutis Biotherapeutics Inc (2)	166	4,802
Arrowhead Pharmaceuticals Inc (2)	490	32,492
Arvinas Inc (2)	319	21,086
Assertio Holdings Inc (2)	4,595	3,136
Axogen Inc (2)	680	13,777
Beam Therapeutics Inc (2)	183	14,647
Beyondspring Inc (2)	270	2,989
BioDelivery Sciences International Inc (2)	4,109	16,066
Biogen Inc (2)	322	90,080
Bio-Rad Laboratories Inc (2)	65	37,126
Bio-Techne Corp	165	63,018
Blueprint Medicines Corp (2)	259	25,183
Bridgebio Pharma Inc (2)	396	24,394
Bristol-Myers Squibb Co	13,502	852,381
Calyxt Inc (2)	270	1,625
Cardinal Health Inc	6,669	405,142
CareDx Inc (2)	465	31,662
CASI Pharmaceuticals Inc (2)	468	1,123
Catalent Inc (2)	1,956	205,986
Catalyst Pharmaceuticals Inc (2)	2,747	12,664
Centene Corp (2)	1,988	127,053
Centogene NV (2)	243	2,948
Cerecor Inc (2)	1,263	3,814
Cerner Corp	8,242	592,435
ChemoCentryx Inc (2)	364	18,651
Chimerix Inc (2)	662	6,382
Community Health Systems Inc (2)	119	1,609
Computer Programs and Systems Inc	362	11,077
CorMedix Inc (2)	340	3,397
CVS Health Corp	9,838	740,113
CytomX Therapeutics Inc (2)	756	5,844
Danaher Corp	2,534	570,353

Deciphera Pharmaceuticals Inc (2)	306	13,721
Denali Therapeutics Inc (2)	292	16,673
DENTSPLY SIRONA Inc	2,355	150,273
Dicerna Pharmaceuticals Inc (2)	275	7,032
Dynavax Technologies Corp (2)	57	560
Editas Medicine Inc (2)	234	9,828
Edwards Lifesciences Corp (2)	2,325	194,463
Elanco Animal Health, Inc. Contingent Value Rights (2)(8)	1,625	0
Eli Lilly and Co	3,565	666,013
Eloxx Pharmaceuticals Inc (2)	627	2,082
Emergent BioSolutions Inc (2)	352	32,704
Endo International PLC (2)	1,983	14,694
Enochian Biosciences Inc (2)	66	234
Evelo Biosciences Inc (2)	338	3,617
Exact Sciences Corp (2)	534	70,371
Exelixis Inc (2)	1,820	41,114
Fate Therapeutics Inc (2)	351	28,940
Frequency Therapeutics Inc (2)	251	2,385
Fulgent Genetics Inc (2)	51	4,928
Genprex Inc (2)	1,396	6,017
Gilead Sciences Inc	10,139	655,284
Globus Medical Inc (2)	66	4,070
Guardant Health Inc (2)	69	10,533
HCA Healthcare Inc	973	183,255
Hill-Rom Holdings Inc	1,077	118,987
Hologic Inc (2)	268	19,934
Horizon Therapeutics Plc (2)	3,990	367,240
Humana Inc	38	15,932
IDEXX Laboratories Inc (2)	525	256,888
IGM Biosciences Inc (2)	17	1,304
Illumina Inc (2)	417	160,153
ImmunityBio Inc (2)	34	807
Incyte Corp (2)	658	53,476
Inogen Inc (2)	129	6,775
Insmed Inc (2)	345	11,751
Intellia Therapeutics Inc (2)	206	16,533
Invitae Corp (2)	113	4,318
Iovance Biotherapeutics Inc (2)	1,574	49,833
Johnson & Johnson	14,808	2,433,695
Jounce Therapeutics Inc (2)	488	5,012
Kodiak Sciences Inc (2)	188	21,317
La Jolla Pharmaceutical Co (2)	334	1,416
Ligand Pharmaceuticals Inc (2)	1	152
Mallinckrodt PLC (2)	92	35
MannKind Corp (2)	2,374	9,306
McKesson Corp	1,387	270,520
Medtronic PLC	12,862	1,519,388
Merck & Co Inc	21,370	1,647,413
Mirati Therapeutics Inc (2)	41	7,023
Moderna Inc (2)	5,433	711,451
ModivCare Inc (2)	80	11,850
Molina Healthcare Inc (2)	202	47,220
Myriad Genetics Inc (2)	56	1,705
Natera Inc (2)	334	33,914
Natus Medical Inc (2)	1,248	31,961
Neurocrine Biosciences Inc (2)	599	58,253
NextGen Healthcare Inc (2)	1,249	22,607
Novavax Inc (2)	219	39,707
Novocure Ltd (2)	201	26,568
Ocular Therapeutix Inc (2)	43	706
Oncocyte Corp (2)	352	1,827
Organogenesis Holdings Inc (2)	42	765
Owens & Minor Inc	453	17,028
Pacific Biosciences of California Inc (2)	776	25,849
Palatin Technologies Inc (2)	4,629	3,192
PerkinElmer Inc	916	117,514
Perrigo Co PLC	3,795	153,584
Pfizer Inc	30,864	1,118,203
Precigen Inc (2)	372	2,563
Quest Diagnostics Inc	691	88,683
Quidel Corp (2)	283	36,204
R1 RCM Inc (2)	462	11,402
Regeneron Pharmaceuticals Inc (2)	2,431	1,150,203
ResMed Inc	170	32,983
Rigel Pharmaceuticals Inc (2)	559	1,912
Rocket Pharmaceuticals Inc (2)	89	3,949
Royalty Pharma PLC	1,648	71,886
Scholar Rock Holding Corp (2)	33	1,672
Seagen Inc (2)	759	105,395
Seres Therapeutics Inc (2)	142	2,924
Solid Biosciences Inc (2)	534	2,953
Sorrento Therapeutics Inc (2)	862	7,129

Spectrum Pharmaceuticals Inc (2)	1,405	4,580
SpringWorks Therapeutics Inc (2)	198	14,567
STAAR Surgical Co (2)	168	17,709
STERIS PLC	282	53,715
Stoke Therapeutics Inc (2)	176	6,836
Stryker Corp	2,745	668,627
Supernus Pharmaceuticals Inc (2)	68	1,780
Sutro Biopharma Inc (2)	202	4,598
Syros Pharmaceuticals Inc (2)	218	1,631
Tenet Healthcare Corp (2)	283	14,716
TG Therapeutics Inc (2)	350	16,870
Thermo Fisher Scientific Inc	1,683	768,088
Translate Bio Inc (2)	402	6,629
TransMedics Group Inc (2)	68	2,821
Travere Therapeutics Inc (2)	90	2,247
Turning Point Therapeutics Inc (2)	303	28,661
Twist Bioscience Corp (2)	272	33,690
Tyme Technologies Inc (2)	540	961
Ultragenyx Pharmaceutical Inc (2)	213	24,252
United Therapeutics Corp (2)	1,061	177,473
Universal Health Services Inc	104	13,873
Veeva Systems Inc (2)	133	34,745
Veracyte Inc (2)	767	41,226
Vertex Pharmaceuticals Inc (2)	1,883	404,638
Viatris Inc (2)	7,892	110,251
VolitionRX Ltd (2)	98	370
WaVe Life Sciences Ltd (2)	469	2,631
West Pharmaceutical Services Inc	741	208,799
Xencor Inc (2)	420	18,085
Zimmer Biomet Holdings Inc	1,583	253,407
ZIOPHARM Oncology Inc (2)	860	3,096
Zoetis Inc	3,867	608,975

		24,882,929
Industrials - 4.4%
3M Co	2,917	562,048
ABM Industries Inc	473	24,128
Acacia Research Corp (2)	2,193	14,583
AGCO Corp	957	137,473
Allegiant Travel Co (2)	582	142,043
Ameresco Inc - Class A (2)	881	42,843
ArcBest Corp	400	28,148
Array Technologies Inc (2)	446	13,300
ASGN Inc (2)	71	6,776
Atkore Inc (2)	291	20,923
Atlas Air Worldwide Holdings Inc (2)	132	7,978
Axon Enterprise Inc (2)	385	54,832
AZZ Inc	161	8,106
BGSF Inc	328	4,592
Blue Bird Corp (2)	125	3,129
Boise Cascade Co	3,073	183,858
Builders FirstSource Inc (2)	476	22,072
CAI International Inc	296	13,474
Caterpillar Inc	1,725	399,976
Charah Solutions Inc (2)	139	676
Chart Industries Inc (2)	151	21,495
Comfort Systems USA Inc	157	11,739
Construction Partners Inc (2)	20	598
CoreLogic Inc/United States	279	22,111
Costamare Inc	7	67
Covenant Logistics Group Inc (2)	312	6,424
CSX Corp	2,898	279,425
Cummins Inc	4,281	1,109,250
Deere & Co	2,013	753,144
Eaton Corp PLC	3,268	451,899
EMCOR Group Inc	961	107,786
Emerson Electric Co	3,181	286,990
Encore Wire Corp	438	29,403
EnerSys	434	39,407
ExOne Co/The (2)	71	2,227
FedEx Corp	951	270,122
Fluor Corp	93	2,147
FuelCell Energy Inc (2)	1,275	18,373
Genco Shipping & Trading Ltd	252	2,540
Generac Holdings Inc (2)	52	17,027
General Electric Co	21,696	284,868
GrafTech International Ltd	2,128	26,025
Harsco Corp (2)	150	2,573
Herman Miller Inc	412	16,954
Hertz Global Holdings Inc (2)	1,153	1,983
HNI Corp	539	21,323
Hyster-Yale Materials Handling Inc	215	18,731

Kansas City Southern	754	198,996
Kelly Services Inc - Class A	261	5,812
L B Foster Co - Class A (2)	287	5,137
Landstar System Inc	496	81,870
Lawson Products Inc/DE (2)	71	3,682
ManpowerGroup Inc	4,086	404,105
Matson Inc	474	31,616
Maxar Technologies Inc	512	19,364
McGrath RentCorp	496	40,002
Meritor Inc (2)	710	20,888
Mesa Air Group Inc (2)	1,660	22,327
Miller Industries Inc/TN	1,519	70,163
Moog Inc	1,011	84,065
MSC Industrial Direct Co Inc	526	47,440
Mueller Industries Inc	1,420	58,717
MYR Group Inc (2)	289	20,713
National Presto Industries Inc	121	12,350
NL Industries Inc	47	350
Old Dominion Freight Line Inc	332	79,816
Oshkosh Corp	598	70,959
PAE Inc (2)	1,006	9,074
Pitney Bowes Inc	1,067	8,792
Plug Power Inc (2)	1,651	59,172
Primoris Services Corp	2,368	78,452
Quad/Graphics Inc	1,925	6,795
Quanta Services Inc	8,249	725,747
Radiant Logistics Inc (2)	25	174
Regal Beloit Corp	1,510	215,447
Resideo Technologies Inc (2)	613	17,317
Rush Enterprises Inc	1,873	93,332
Ryder System Inc	1,174	88,813
Safe Bulkers Inc (2)	2,223	5,446
Saia Inc (2)	136	31,359
Shyft Group Inc/The	541	20,125
SkyWest Inc	152	8,281
Steelcase Inc - Class A	385	5,540
Sterling Construction Co Inc (2)	85	1,972
Team Inc (2)	384	4,428
Terex Corp	73	3,363
Textainer Group Holdings Ltd (2)	933	26,730
Timken Co/The	824	66,884
Titan Machinery Inc (2)	63	1,607
Triton International Ltd	1,907	104,866
Tutor Perini Corp (2)	137	2,596
Uber Technologies Inc (2)	1,170	63,777
Union Pacific Corp	46	10,139
United Parcel Service Inc - Class B	2,322	394,717
United Rentals Inc (2)	160	52,690
Valmont Industries Inc	135	32,085
Vectrus Inc (2)	211	11,276
WESCO International, Inc. Series A Variable Preferred (10)	610	18,776

		8,943,733

Information Technology - 17.6%
3D Systems Corp (2)	675	18,522
Accenture PLC	889	245,586
ACI Worldwide Inc (2)	2,220	84,471
Adobe Inc (2)	3,169	1,506,448
Allegro MicroSystems Inc (2)	3,383	85,759
Alliance Data Systems Corp	51	5,717
Amkor Technology Inc	1,706	40,449
Appian Corp (2)	39	5,185
Apple Inc	45,655	5,576,758
Applied Materials Inc	9,293	1,241,545
Arrow Electronics Inc (2)	2,768	306,750
AstroNova Inc	482	6,459
Avnet Inc	5,026	208,629
Bill.com Holdings Inc (2)	180	26,190
Brightcove Inc (2)	728	14,647
Broadcom Inc	1,413	655,152
Cadence Design Systems Inc (2)	3,028	414,806
Cambium Networks Corp (2)	20	934
CDW Corp/DE	1,547	256,415
Cerence Inc (2)	363	32,518
ChannelAdvisor Corp (2)	339	7,983
Cisco Systems Inc/Delaware	10,102	522,374
Citrix Systems Inc	2,752	386,271
Cloudera Inc (2)	1,782	21,687

Cloudflare Inc (2)	622	43,702
Cognex Corp	608	50,458
CommScope Holding Co Inc (2)	1,393	21,396
CommVault Systems Inc (2)	6,235	402,158
Concentrix Corp (2)	298	44,617
Conduent Inc (2)	3,178	21,165
Cornerstone OnDemand Inc (2)	2,120	92,390
Coupa Software Inc (2)	54	13,742
Crowdstrike Holdings Inc (2)	672	122,647
Dell Technologies Inc - Class C (2)	1,024	90,266
Diebold Nixdorf Inc (2)	248	3,504
Digi International Inc (2)	1,871	35,530
Digital Turbine Inc (2)	1,289	103,584
Diodes Inc (2)	87	6,946
DocuSign Inc (2)	975	197,389
DXC Technology Co	1,214	37,950
Dynatrace Inc (2)	550	26,532
Enphase Energy Inc (2)	314	50,918
Euronet Worldwide Inc (2)	668	92,384
Extreme Networks Inc (2)	587	5,136
FireEye Inc (2)	424	8,298
Fortinet Inc (2)	571	105,304
Hewlett Packard Enterprise Co	7,683	120,930
HP Inc	15,404	489,077
HubSpot Inc (2)	114	51,780
II-VI Inc (2)	516	35,279
Intel Corp	22,151	1,417,664
Intuit Inc	3,511	1,344,924
Itron Inc (2)	254	22,517
Kimball Electronics Inc (2)	968	24,974
KLA Corp	3,438	1,135,915
Lam Research Corp	826	491,668
Manhattan Associates Inc (2)	192	22,537
Mastercard Inc	3,541	1,260,773
McAfee Corp (2)	2,311	52,552
Microchip Technology Inc	326	50,602
Micron Technology Inc (2)	5,030	443,696
Microsoft Corp	29,164	6,875,996
MicroStrategy Inc (2)	49	33,261
MKS Instruments Inc	57	10,569
MoneyGram International Inc (2)	563	3,699
MongoDB Inc (2)	59	15,778
Monolithic Power Systems Inc	9	3,179
NortonLifeLock Inc	2,933	62,356
NVIDIA Corp	779	415,931
OneSpan Inc (2)	412	10,094
Oracle Corp	11,194	785,483
PagerDuty Inc (2)	384	15,448
PayPal Holdings Inc (2)	1,361	330,505
Photronics Inc (2)	1,294	16,641
Plantronics Inc	315	12,257
Power Integrations Inc	908	73,984
Priority Technology Holdings Inc (2)	316	2,193
Progress Software Corp	2,851	125,615
QUALCOMM Inc	10,831	1,436,082
Ribbon Communications Inc (2)	165	1,355
Rimini Street Inc (2)	310	2,781
RingCentral Inc - Class A (2)	172	51,235
salesforce.com Inc (2)	2,751	582,854
Sanmina Corp (2)	1,196	49,490
Semtech Corp (2)	106	7,314
SiTime Corp (2)	8	789
Skyworks Solutions Inc	805	147,701
Smartsheet Inc (2)	382	24,417
SPS Commerce Inc (2)	933	92,656
SS&C Technologies Holdings Inc	13,478	941,708
StarTek Inc (2)	1	8
StoneCo Ltd (2)	1,353	82,831
Stratasys Ltd (2)	561	14,530
Sykes Enterprises Inc (2)	169	7,450
Teradata Corp (2)	514	19,810
Teradyne Inc	2,823	343,503
TESSCO Technologies Inc	72	521
Texas Instruments Inc	5,047	953,833
Trade Desk Inc/The (2)	179	116,647
Trimble Inc (2)	192	14,936
TTEC Holdings Inc	268	26,921
Twilio Inc - Class A (2)	529	180,262
Ultra Clean Holdings Inc (2)	477	27,685
Veritone Inc (2)	244	5,851
VirnetX Holding Corp	4,531	25,238
Visa Inc	3,207	679,018
Vishay Intertechnology Inc	1,424	34,290

Vontier Corp (2)	601	18,192
Workday Inc (2)	181	44,966
Xperi Holding Corp	2,143	46,653
Zebra Technologies Corp - Class A (2)	420	203,776
Zoom Video Communications Inc - Class A (2)	734	235,827
Zscaler Inc (2)	520	89,268

		35,515,546
Materials - 1.9%
AdvanSix Inc (2)	1,014	27,195
Amyris Inc (2)	385	7,354
Avery Dennison Corp	1,423	261,334
Avient Corp	304	14,370
Berry Global Group Inc (2)	663	40,708
Caledonia Mining Corp PLC	522	7,459
Celanese Corp	681	102,021
Coeur Mining Inc (2)	534	4,822
Commercial Metals Co	621	19,152
Corteva Inc	2,084	97,156
Dow Inc	3,008	192,332
Eastman Chemical Co	2,323	255,809
Element Solutions Inc	708	12,949
Freeport-McMoRan Inc	5,804	191,126
Hawkins Inc	488	16,358
Huntsman Corp	4,652	134,117
Koppers Holdings Inc (2)	597	20,752
Kronos Worldwide Inc	172	2,632
Louisiana-Pacific Corp	1,720	95,391
LyondellBasell Industries NV	908	94,477
Mosaic Co/The	1,312	41,472
Myers Industries Inc	939	18,555
Newmont Corp	12,781	770,311
Nucor Corp	297	23,840
Olin Corp	782	29,693
Packaging Corp of America	156	20,979
Rayonier Advanced Materials Inc (2)	514	4,662
Reliance Steel & Aluminum Co	2,149	327,271
Ryerson Holding Corp (2)	192	3,272
Scotts Miracle-Gro Co/The	2,853	698,899
Southern Copper Corp	848	57,554
Steel Dynamics Inc	1,213	61,572
Stepan Co	324	41,184
SunCoke Energy Inc	2,120	14,861
Trinseo SA	239	15,217
Tronox Holdings PLC	893	16,342
United States Steel Corp	194	5,077
Westlake Chemical Corp	191	16,959
Westrock Co	344	17,905

		3,783,139

Real Estate Investment Trust - 2.1%
Altisource Portfolio Solutions SA (2)	1,173	10,780
American Homes 4 Rent	3,263	108,788
American Tower Corp	1,740	415,964
CareTrust REIT Inc	691	16,090
CatchMark Timber Trust Inc	1,488	15,148
CBL & Associates Properties Inc (2)	5,143	693
Clipper Realty Inc	439	3,477
Community Healthcare Trust Inc	302	13,928
CorEnergy Infrastructure Trust Inc	1,045	7,388
CorePoint Lodging Inc	666	6,014
Corporate Office Properties Trust	3,457	91,023
CubeSmart	6,314	238,859
CyrusOne Inc	335	22,686
DiamondRock Hospitality Co (2)	707	7,282
EastGroup Properties Inc	1,239	177,524
Equinix Inc	306	207,955
Extra Space Storage Inc	1,772	234,879
Getty Realty Corp	501	14,188
Gladstone Commercial Corp	1,484	29,027
Healthcare Realty Trust Inc	7,357	223,064
Healthcare Trust of America Inc - Class A	5,030	138,727
Host Hotels & Resorts Inc	1,091	18,383
Iron Mountain Inc	2,635	97,521
Lamar Advertising Co	6,362	597,519
Life Storage Inc	967	83,114
LTC Properties Inc	5,409	225,663
National Health Investors Inc	811	58,619
National Storage Affiliates Trust	10,594	423,018

Newmark Group Inc	2,402	24,032
Omega Healthcare Investors Inc	2,427	88,901
Park Hotels & Resorts Inc	1,459	31,485
PotlatchDeltic Corp	809	42,812
PS Business Parks Inc	691	106,815
Public Storage	1,640	404,686
Retail Properties of America Inc	477	4,999
Sabra Health Care REIT Inc	61	1,059
SBA Communications Corp	221	61,339
Spirit MTA REIT Liquidating Trust (2)(8)	3,134	0
Stratus Properties Inc (2)	51	1,556
Tanger Factory Outlet Centers Inc (3)	562	8,503
Trinity Place Holdings Inc (2)	97	203
Urstadt Biddle Properties Inc	915	15,235

		4,278,946

Utilities - 1.8%
DTE Energy Co		8,121	1,081,230
Duke Energy Corp		3,440	332,063
MDU Resources Group Inc		9,193	290,591
NextEra Energy Inc		6,582	497,665
NRG Energy Inc		6,716	253,395
PPL Corp		4,508	130,011
Public Service Enterprise Group Inc		13,846	833,668
UGI Corp		4,251	174,334
Vistra Corp		4,829	85,360

			3,678,317

Total Common Stocks	(Cost	$94,591,665)	134,108,557

Registered Investment Companies - 5.1%

iShares Core MSCI EAFE ETF (9)		15,725	1,132,986
SPDR Bloomberg Barclays Short Term High Yield Bond ETF (9)		166,170	4,541,426
Xtrackers USD High Yield Corporate Bond ETF (9)		91,779	4,588,032

Total Registered Investment Companies	(Cost	$9,731,367)	10,262,444

Money Market Registered Investment Companies - 23.7%

Meeder Institutional Prime Money Market Fund, 0.06% (5)		48,056,296	48,065,907
Morgan Stanley Government Institutional Fund, 0.03% (4)		4,064	4,064

Total Money Market Registered Investment Companies	(Cost	$48,066,083)	48,069,971

Bank Obligations - 0.4%

First Merchants Bank Deposit Account, 0.30%, 4/1/2021 (6)		248,531	248,531
Metro City Bank Deposit Account, 0.10%, 4/1/2021 (6)		248,282	248,282
Pacific Mercantile Bank Deposit Account, 0.10%, 4/1/2021 (6)		246,884	246,884

Total Bank Obligations	(Cost	$743,697)	743,697

Total Investments - 95.4%	(Cost	$153,132,812)	193,184,669

Other Assets less Liabilities - 4.6%			9,363,981

Total Net Assets - 100.0%			202,548,650

Trustee Deferred Compensation (7)

Meeder Balanced Fund - Retail Class		3,502	46,542
Meeder Dynamic Allocation Fund - Retail Class		9,104	128,366
Meeder Muirfield Fund - Retail Class		4,470	38,978
Meeder Conservative Allocation Fund - Retail Class		1,033	24,730

Total Trustee Deferred Compensation	(Cost	$182,817)	238,616

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
Mini MSCI EAFE Index Futures	395	6/18/2021	43,292,000	(368,101)
Mini MSCI Emerging Markets Index Futures	178	6/18/2021	11,770,250	(195,640)
Russell 2000 Mini Index Futures	1	6/18/2021	111,125	288
Standard & Poors 500 Mini Futures	7	6/18/2021	1,388,590	1,169
E-mini Standard & Poors MidCap 400 Futures	1	6/18/2021	260,530	(1,726)

Total Futures Contracts	582		56,822,495	(564,010)

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (11)
Level 1 - Quoted Prices	$192,440,972	$(564,010)
Level 2 - Other Significant Observable Inputs	743,697	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$193,184,669	$(564,010)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	All or a portion of this security is on loan.

(4)	Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at March 31, 2021.

(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2021.

(6)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at March 31, 2021. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(7)	Assets of affiliates to the Dynamic Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(8)	Fair valued security deemed a Level 3 security.

(9)	Exchange-traded fund.

(10)	Preferred stock.

(11)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.